Customer Contract Related Balances - Summary of Significant Movements in Contract Assets and Liabilities (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of performance obligations [abstract]
Revenue recognized in the year relating to the opening contract liability balance	kr 22,447	kr 17,509
Revenue recognized relating to performance obligations satisfied in prior financial periods	(1,148)	kr (1,035)
Aggregate amount of transaction price allocated to unsatisfied or partially satisfied performance obligations	kr 104,519